Document and Entity Information	May 09, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001400891
Document Type	8-K
Document Period End Date	May 09, 2022
Entity Registrant Name	iHeartMedia, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38987
Entity Tax Identification Number	26-0241222
Entity Address, Address Line One	20880 Stone Oak Parkway
Entity Address, City or Town	San Antonio
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78258
City Area Code	(210)
Local Phone Number	822-2828
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock,$0.001 par value per share
Trading Symbol	IHRT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false